Note 15 - Financial Instruments (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023
Asset Impairment Charges	$ 2,796,605	$ 0	$ 0
Property, Plant and Equipment, Net	185,465,570	$ 203,528,116
M/V Santa Cruz [Member]
Asset Impairment Charges	2,800,000
Property, Plant and Equipment, Net	$ 8,700,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held				3
Interest Rate Swap [Member] | Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivative, Number of Instruments Held	1
Derivative, Notional Amount	$ 10,000,000